Insurance contracts in the financial services segment - Summary of timing of when the CSM (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	¥ 2,087,749	¥ 2,108,088	¥ 2,052,617
Not later than one year [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	122,591	125,233
Later than one year and not later than two years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	114,961	117,663
Later than two years and not later than three years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	107,412	109,776
Later than three years and not later than four years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	97,307	100,912
Later than four years and not later than five years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	89,960	92,671
Later than five years and not later than ten years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	362,794	376,011
Later than ten years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	¥ 1,192,724	¥ 1,185,822